Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GreenFi Funds Trust
Entity Central Index Key	0001594854
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
GreenFi Redwood Fund
Shareholder Report [Line Items]
Fund Name	GreenFi Redwood Fund
Class Name	GreenFi Redwood Fund
Trading Symbol	REDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GreenFi Redwood Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at funds.greenfi.com/redwood. You can also request this information by contacting us at (800) 683-8529.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 683-8529
Additional Information Website	funds.greenfi.com/redwood
Expenses [Text Block]	What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REDWX	$110	1.12%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.12%
Net Assets	$ 133,080,962
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 337,928
Investment Company, Portfolio Turnover	7.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Net Assets	$133,080,962
Number of Holdings	52
Net Advisory Fee	$337,928
Portfolio Turnover	7.16%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp	7.1%
NVIDIA Corp	5.3%
Visa Inc	5.0%
Costco Wholesale Corp	4.5%
Take-Two Interactive Software Inc	4.5%
UnitedHealth Group Inc	4.1%
Marsh & McLennan Cos Inc	3.7%
Eli Lilly & Co	3.5%
Ameriprise Financial Inc	3.1%
Sprouts Farmers Market Inc	2.8%

Material Fund Change [Text Block]

Changes to the Fund

Effective April 21, 2025, the Fund's name was changed to GreenFi Redwood Fund from Aspiration Redwood Fund.

This change is included in the Fund's prospectus, which is available at funds.greenfi.com/redwood or upon request at (800) 683-8529.

Material Fund Change Name [Text Block]

Effective April 21, 2025, the Fund's name was changed to GreenFi Redwood Fund from Aspiration Redwood Fund.

This change is included in the Fund's prospectus, which is available at funds.greenfi.com/redwood or upon request at (800) 683-8529.